INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 5,971	$ 4,653	$ 4,078
Cash used by investing activities	(12,661)	(6,901)	(12,990)
Cash from financing activities	7,818	2,612	9,419
Change during the year	1,128	364	507
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	4,205	4,748	5,942
Cash used by investing activities	(9,408)	(4,031)	(3,966)
Cash from financing activities	4,811	(195)	(1,810)
Change during the year	(392)	522	166
Other ownership interests	(305)	446	101
Partnership's share	(87)	76	65
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	133	489	752
Cash used by investing activities	(1,382)	(363)	(855)
Cash from financing activities	1,182	(109)	47
Change during the year	(67)	17	(56)
Other ownership interests	(61)	13	(46)
Partnership's share	(6)	4	(10)
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	2,828	2,960	3,763
Cash used by investing activities	(5,326)	(1,020)	(1,306)
Cash from financing activities	2,006	(1,917)	(2,426)
Change during the year	(492)	23	31
Other ownership interests	(441)	40	(33)
Partnership's share	(51)	(17)	64
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	130	435	475
Cash used by investing activities	(25)	(267)	(202)
Cash from financing activities	(82)	(188)	(263)
Change during the year	23	(20)	10
Other ownership interests	23	(15)	5
Partnership's share	0	(5)	5
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,262	947	1,082
Cash used by investing activities	(2,729)	(2,473)	(1,647)
Cash from financing activities	1,634	2,028	746
Change during the year	167	502	181
Other ownership interests	177	408	175
Partnership's share	(10)	94	6
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	(148)	(83)	(130)
Cash used by investing activities	54	92	44
Cash from financing activities	71	(9)	86
Change during the year	(23)	0	0
Other ownership interests	(3)	0	0
Partnership's share	$ (20)	$ 0	$ 0